Segment Disclosures, Results (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011
REVENUES
Affiliate	$ 32,458	[1],[2]	$ 18,878	[1],[2]	$ 58,811	[1],[2]	$ 24,440	[1],[2]
Third-party	4,427	[2]	2,688	[1],[2]	6,337	[1],[2]	4,818	[1],[2]
Total Segment Revenues	36,885	[1],[2]	21,566	[1],[2]	65,148	[1],[2]	29,258	[1],[2]
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses	16,566	[2]	12,418	[1],[2]	32,142	[1],[2]	24,779	[1],[2]
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains	(2,557)	[2]	(1,301)	[1],[2]	(5,047)	[1],[2]	(2,367)	[1],[2]
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses	2,879	[2]	2,817	[1],[2]	5,690	[1],[2],[3]	5,638	[1],[2],[3]
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses	1,267		905		2,683		1,318
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals	0	[2]	1	[1],[2]	236	[1],[2],[3]	26	[1],[2],[3]
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)	18,730		6,726		29,444		(136)
Interest and financing costs, net	(1,039)	[2]	(461)	[1],[2]	(1,550)	[1],[2]	(461)	[1],[2]
NET INCOME (LOSS)	15,226	[1],[2]	4,926	[1],[2]	23,270	[1],[2]	(3,085)	[1],[2]
Segment Reporting Information, Additional Information
Capital Expenditures	9,209		1,440		14,061		2,185
Identifiable Assets	240,658	[4]			240,658	[4]			233,809	[4]
Crude Oil Gathering
REVENUES
Affiliate	15,959	[5]	10,572	[5]	29,938	[5]	16,134	[5]
Third-party	114		99		237		124
Total Segment Revenues	16,073		10,671		30,175		16,258
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses	10,055		6,462		18,178		12,243
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains	(1,217)		(1,301)		(2,496)		(2,367)
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses	783		785		1,566		1,570
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses	607		281		1,318		435
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals	0		(10)		0		(10)
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)	5,845		4,454		11,609		4,387
Segment Reporting Information, Additional Information
Capital Expenditures	6,328		2		8,949		5
Identifiable Assets	74,443				74,443				72,795
Terminalling, Transportation and Storage
REVENUES
Affiliate	16,499	[5]	8,306	[5]	28,873	[5]	8,306	[5]
Third-party	4,313		2,589		6,100		4,694
Total Segment Revenues	20,812		10,895		34,973		13,000
OPERATING AND MAINTENANCE EXPENSES
Segment Operating and Maintenance Expenses	6,511		5,956		13,964		12,536
IMBALANCE SETTLEMENT GAINS
Segment Imbalance Settlement Gains	(1,340)		0		(2,551)		0
DEPRECIATION AND AMORTIZATION EXPENSES
Segment Depreciation and Amortization Expenses	2,096		2,032		4,124		4,068
GENERAL AND ADMINISTRATIVE EXPENSES
Segment General and Administrative Expenses	660		624		1,365		883
(GAIN) LOSS ON ASSET DISPOSALS
Segment (Gain) Loss on Asset Disposals	0		11		236		36
OPERATING INCOME (LOSS)
Segment Operating Income (Loss)	12,885		2,272		17,835		(4,523)
Segment Reporting Information, Additional Information
Capital Expenditures	2,881		1,438		5,112		2,180
Identifiable Assets	141,768				141,768				140,323
Corporate
OPERATING INCOME (LOSS)
Unallocated general and administrative expenses	(2,465)		(1,339)		(4,624)		(2,488)
Interest and financing costs, net	(1,039)		(461)		(1,550)		(461)
Segment Reporting Information, Additional Information
Identifiable Assets	$ 24,447				$ 24,447				$ 20,691

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[4]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[5]	Historically, no affiliate revenue was recognized by our Predecessors in the Terminalling, Transportation and Storage segment. Our FERC and NDPSC regulated pipelines were our source of affiliate revenues in the Crude Oil Gathering segment. No affiliate revenue was recognized by the Predecessors for trucking services in the Crude Oil Gathering segment.